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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2002
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         DG Capital Management, Inc.
                 -------------------------------
   Address:      101 Arch Street, Suite 650
                 -------------------------------
                 Boston, MA 02110
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-06035
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kimberly Voss
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   617-896-1500
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Kimberly Voss                  Boston, MA          11/12/02
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       None
                                        --------------------

Form 13F Information Table Entry Total:   36
                                        --------------------

Form 13F Information Table Value Total:  101,251
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                      FORM 13F INFORMATION TABLE


      COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
---------------------------- ----------- ---------  -------- ---------------------- ------------ ---------- ----------------------
                              TITLE OF               VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER               CLASS     CUSIP     (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
---------------------------- ----------- ---------   -------- --------- ----- ------ ------------ ---------- ------ -------- ----
ACTIVISION INC               COMMON      004930202   1,795    75,000    SH             SOLE                  75,000
ADOLPH COORS CO              COMMON      217016104   4,527    80,400    SH             SOLE                  80,400
ALLSTATE CORP                COMMON      020002101   4,462   125,500    SH             SOLE                 125,500
ANADARKO PETE                COMMON      032511107   2,227    50,000    SH             SOLE                  50,000
BANK OF AMERICA              COMMON      060505104   4,147    65,000    SH             SOLE                  65,000
BAXTER INTERNATIONAL INC     COMMON      071813109   2,291    75,000    SH             SOLE                  75,000
BEST BUY COMPANY INC         COMMON      086516101   3,012   135,000    SH             SOLE                 135,000
CITRIX SYSTEMS               COMMON      177376100     392    65,000    SH             SOLE                  65,000
CLEAR CHANNEL                COMMON      184502102   4,170   120,000    SH             SOLE                 120,000
COLUMBIA/HCA HEALTHCARE      COMMON      404119109   4,061    85,300    SH             SOLE                  85,300
CR BARD INC                  COMMON      067383109   6,119   112,000    SH             SOLE                 112,000
DIVERSINET CORP              COMMON      25536K204     146   583,334    SH             SOLE                 583,334
DIVERSINET CORP              WARRANT     25536K204     109   437,502    SH             SOLE                 437,502
FISHER SCIENTIFIC INC        COMMON      338032204   3,748   123,500    SH             SOLE                 123,500
GENERAL DYNAMICS             COMMON      369550108   2,237    27,500    SH             SOLE                  27,500
GENZYME GENERAL DIVISION     COMMON      372917104   2,628   127,500    SH             SOLE                 127,500
HOLLYWOOD ENTERTAINMENT      COMMON      436141105   1,597   110,000    SH             SOLE                 110,000
HOME DEPOT INC               COMMON      437076102   1,958    75,000    SH             SOLE                  75,000
JOHNSON CONTROLS INC         COMMON      478366107   4,448    57,900    SH             SOLE                  57,900
KRAFT FOODS INC              COMMON      50075N104   1,823    50,000    SH             SOLE                  50,000
LENNAR CORP                  COMMON      526057104   6,030   108,100    SH             SOLE                 108,100
MBNA CORP                    COMMON      55262L100   2,481   135,000    SH             SOLE                 135,000
MGM MIRAGE                   COMMON      552953101   1,865    50,000    SH             SOLE                  50,000
MYLAN LABORATORIES INC       COMMON      628530107   5,415   165,400    SH             SOLE                 165,400
NATIONAL OILWELL INC         COMMON      637071101   2,423   125,000    SH             SOLE                 125,000
NEXTEL COMMUNICATIONS        COMMON      65332V103   1,510   200,000    SH             SOLE                 200,000
OUTBACK STEAKHOUSE INC       COMMON      689899102   2,473    90,000    SH             SOLE                  90,000
PULTE HOMES INC              COMMON      745867101   5,862   137,500    SH             SOLE                 137,500
RACING CHAMPIONS ERTL        COMMON      750069106     735    45,000    SH             SOLE                  45,000
ROYAL DUTCH PETROLEUM        COMMON      780257804   3,655    91,000    SH             SOLE                  91,000
TENET HEALTHCARE CORP        COMMON      88033G100   2,228    45,000    SH             SOLE                  45,000
UNITED DEFENSE INDS INC      COMMON      91018B104     590    25,000    SH             SOLE                  25,000
VIACOM INC                   COMMON      925524100   4,663   115,000    SH             SOLE                 115,000
WELLS FARGO CORP             COMMON      949746101   5,365   111,400    SH             SOLE                 111,400
WELLS FARGO CORP             OPTION      949746101      54     1,114    SH      PUT    SOLE                   1,114
WMS INDUSTRIES INC           OPTION      929297109       7       500    SH      PUT    SOLE                     500